UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Mid-Cap Value Fund	September 30, 2017

T. Rowe Price Mid-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 91.9%		
CONSUMER DISCRETIONARY 6.6%		
Diversified Consumer Services 0.9%		
Strayer Education (1)	1,432,264	124,993
		124,993
Leisure Products 0.9%		
Mattel	8,022,100	124,182
		124,182
Media 2.9%		
News Corp, Class A	16,296,661	216,094
Scholastic	633,420	23,563
Viacom, Class B	5,295,900	147,438
		387,095
Specialty Retail 1.2%		
Chico's (1)	6,393,200	57,219
Gap	422,600	12,480
Tiffany	1,002,900	92,046
		161,745
Textiles, Apparel & Luxury Goods 0.7%		
Ralph Lauren	1,071,050	94,563
		94,563
Total Consumer Discretionary		892,578
CONSUMER STAPLES 8.6%		
Beverages 1.3%		
Carlsberg, Series B (DKK)	1,631,206	178,999
		178,999
Food & Staples Retailing 1.9%		
Kroger	7,999,700	160,474

Sysco	1,864,000	100,563
		261,037
Food Products 4.3%		
Archer-Daniels-Midland	2,922,100	124,218
Bunge Limited	4,127,434	286,692
Flowers Foods	8,650,900	162,723
		573,633
Personal Products 1.1%		
Edgewell Personal Care (2)	2,022,461	147,175
		147,175
Total Consumer Staples		1,160,844
ENERGY 9.9%		
Energy Equipment & Services 0.9%		
Frank's International	4,931,587	38,072
SEACOR Holdings (1)(2)	1,185,997	54,686
SEACOR Marine Holdings (1)(2)	1,643,804	25,709
		118,467
Oil, Gas & Consumable Fuels 9.0%		
Apache	4,553,600	208,555
Arch Coal, Class A	295,405	21,192
Cameco	9,664,700	93,458
Canadian Natural Resources	973,139	32,590
EQT	4,785,900	312,232
Hess	5,842,300	273,946
Murphy Oil	8,242,200	218,913
Rice Energy (2)	2,314,700	66,987
		1,227,873
Total Energy		1,346,340

FINANCIALS 20.5%		
Banks 3.8%		
Fifth Third Bancorp	8,986,300	251,437
First Horizon National (1)	4,812,195	92,153
Popular	2,126,400	76,423
WestAmerica Bank (1)	1,641,407	97,729
		517,742
Capital Markets 2.5%		
Lazard, Class A	2,408,103	108,895
LPL Financial Holdings	790,600	40,771
Northern Trust	1,920,540	176,555
Waddell & Reed Financial, Class A	838,690	16,833
		343,054
Consumer Finance 2.0%		
Ally Financial	4,446,390	107,869
Synchrony Financial	5,327,593	165,422
		273,291
Diversified Financial Services 3.7%		
Groupe Bruxelles Lambert (EUR)	305,522	32,160
Leucadia National	11,009,587	277,992
Pargesa Holding (CHF)	747,114	62,165
Voya Financial	3,344,300	133,404
		505,721
Insurance 7.8%		
Brown & Brown	2,802,207	135,038
CNA Financial	3,171,700	159,378
Kemper	2,130,525	112,918
Loews	4,315,593	206,544
Marsh & McLennan	1,782,700	149,408
Progressive	2,483,800	120,266

White Mountains Insurance Group	195,928	167,910
		1,051,462
Thrifts & Mortgage Finance 0.7%		
Capitol Federal Financial	5,899,485	86,723
		86,723
Total Financials		2,777,993
HEALTH CARE 11.0%		
Biotechnology 1.5%		
Alkermes (2)	2,761,827	140,411
Seattle Genetics (2)	1,272,830	69,255
		209,666
Health Care Equipment & Supplies 4.3%		
Baxter International	3,638,300	228,303
Haemonetics (1)(2)	872,500	39,149
Halyard Health (2)	1,003,568	45,191
Hologic (2)	4,140,833	151,927
Zimmer Biomet Holdings	961,600	112,594
		577,164
Health Care Providers & Services 2.3%		
Patterson Companies	2,520,400	97,413
Select Medical Holdings (1)(2)	11,319,265	217,330
		314,743
Pharmaceuticals 2.9%		
Perrigo	2,874,300	243,309
Zoetis	2,265,300	144,436
		387,745
Total Health Care		1,489,318

INDUSTRIALS & BUSINESS SERVICES 9.2%		
Aerospace & Defense 3.1%		
Cobham (GBP)	26,033,835	50,849
Textron	6,774,298	364,999
		415,848
Air Freight & Logistics 3.2%		
C.H. Robinson Worldwide	4,396,000	334,535
Expeditors International of Washington	1,788,300	107,048
		441,583
Commercial Services & Supplies 1.0%		
Cintas	590,900	85,255
Stericycle (2)	644,800	46,181
		131,436
Machinery 1.4%		
AGCO	429,200	31,662
Cummins	125,500	21,088
Xylem	2,236,200	140,053
		192,803
Road & Rail 0.5%		
Kansas City Southern	651,400	70,794
		70,794
Total Industrials & Business Services		1,252,464
INFORMATION TECHNOLOGY 2.8%		
Electronic Equipment, Instruments & Components 1.3%		
AVX	4,365,009	79,574
National Instruments	2,345,800	98,922
		178,496
Semiconductors & Semiconductor Equipment 1.5%		
Applied Materials	620,400	32,317

Marvell Technology Group	9,231,503	165,244
		197,561
Total Information Technology		376,057
MATERIALS 7.9%		
Chemicals 1.0%		
FMC	1,157,500	103,376
Mosaic	1,892,900	40,868
		144,244
Construction Materials 1.3%		
Vulcan Materials	1,517,800	181,529
		181,529
Containers & Packaging 0.5%		
Westrock	1,201,042	68,135
		68,135
Metals & Mining 5.0%		
Franco-Nevada (CAD)	2,694,300	208,721
Newmont Mining	9,369,300	351,442
Nucor	2,079,300	116,524
		676,687
Paper & Forest Products 0.1%		
Louisiana Pacific (2)	284,300	7,699
		7,699
Total Materials		1,078,294
REAL ESTATE 6.6%		
Equity Real Estate Investment Trusts 5.1%		
Equity Commonwealth, REIT (2)	4,465,721	135,758
Equity Residential, REIT	1,760,600	116,076
Rayonier, REIT (1)	8,796,700	254,137

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2017